EARNINGS PER SHARE (Details Narrative) - shares	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Earnings Per Share [Abstract]
Weighted average number of shares outstanding, earnings per share	26,901,592	26,879,202